UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2013

DATE OF REPORTING PERIOD: March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS MARCH 31, 2013 (UNAUDITED)

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (33.9%)
		Consumer Discretionary (4.4%)
200,000		Iconix Brand Group, Inc.* 1.500%, 03/15/18	$216,218
145,000		Jarden Corp.* 1.875%, 09/15/18	165,771
201,000		Omnicom Group, Inc. 0.000%, 07/01/38	238,173
400,000		Priceline.com, Inc. 1.000%, 03/15/18	441,442
100,000	EUR	Volkswagen International Finance, NV* 5.500%, 11/09/15	131,941

			1,193,545

		Energy (3.9%)
		CGGVeritas
439,800	EUR	1.750%, 01/01/16	162,263
115,600	EUR	1.250%, 01/01/19	46,080
95,000		Chesapeake Energy Corp. 2.500%, 05/15/37	91,142
150,000		Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	184,136
150,000		Hornbeck Offshore Services, Inc.* 1.500%, 09/01/19	175,191
200,000		Subsea 7, SA 1.000%, 10/05/17	205,670
		Technip, SA
110,900	EUR	0.250%, 01/01/17	152,105
27,100	EUR	0.500%, 01/01/16	33,744

			1,050,331

		Financials (3.4%)
78,000		Amtrust Financial Services, Inc. 5.500%, 12/15/21	111,093
130,000		Ares Capital Corp. 5.750%, 02/01/16	141,214
100,000	EUR	Industrivarden, AB 2.500%, 02/27/15	164,436
110,000		Leucadia National Corp. 3.750%, 04/15/14	142,860
250,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	216,068
125,000		Walter Investment Management Corp. 4.500%, 11/01/19	133,443

			909,114

		Health Care (4.8%)
155,000		Gilead Sciences, Inc. 1.625%, 05/01/16	336,599
225,000		Hologic, Inc.‡ 2.000%, 12/15/37	272,419
13,000		Insulet Corp. 3.750%, 06/15/16	15,365
150,000		Medicines Company* 1.375%, 06/01/17	202,185
140,000		Molina Healthcare, Inc.* 1.125%, 01/15/20	140,087
25,000		Pacira Pharmaceuticals, Inc.* 3.250%, 02/01/19	34,266

PRINCIPAL AMOUNT			VALUE

140,000		Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19	$149,343
135,000		Volcano Corp. 1.750%, 12/01/17	133,281

			1,283,545

		Industrials (3.9%)
190,000		AGCO Corp. 1.250%, 12/15/36	248,213
200,000	EUR	Deutsche Post, AG 0.600%, 12/06/19	289,895
500,000		Siemens, AG 1.050%, 08/16/17	522,897

			1,061,005

		Information Technology (9.9%)
183,000		Electronic Arts, Inc. 0.750%, 07/15/16	177,369
325,000		EMC Corp. 1.750%, 12/01/13	485,275
		Lam Research Corp.
190,000		0.500%, 05/15/16	193,636
169,000		1.250%, 05/15/18	180,932
320,000		Linear Technology Corp. 3.000%, 05/01/27	343,589
		Nuance Communications, Inc.
150,000		2.750%, 08/15/27	182,352
35,000		2.750%, 11/01/31	36,146
275,000		Salesforce.com, Inc.* 0.250%, 04/01/18	275,048
400,000		SanDisk Corp. 1.500%, 08/15/17	515,562
150,000		Symantec Corp. 1.000%, 06/15/13	193,613
70,000		Take-Two Interactive Software, Inc. 1.750%, 12/01/16	80,552

			2,664,074

		Materials (3.6%)
330,000		Goldcorp, Inc. 2.000%, 08/01/14	344,768
365,000		Newmont Mining Corp. 1.250%, 07/15/14	410,913
78,000		Silver Standard Resources, Inc.* 2.875%, 02/01/33	69,707
120,000		Steel Dynamics, Inc. 5.125%, 06/15/14	135,620

			961,008

		TOTAL CONVERTIBLE BONDS (Cost $8,688,411)	9,122,622

SYNTHETIC CONVERTIBLE SECURITIES (5.3%)
Corporate Bonds (4.0%)
		Consumer Discretionary (2.0%)
140,000		DISH Network Corp. 5.875%, 07/15/22	147,175
140,000		Expedia, Inc. 5.950%, 08/15/20	155,378
67,000		Hanesbrands, Inc. 6.375%, 12/15/20	72,988

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2013 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

140,000		Limited Brands, Inc. 5.625%, 02/15/22	$148,312
20,000		PVH Corp. 4.500%, 12/15/22	19,738

			543,591

		Energy (0.7%)
		Oil States International, Inc.
110,000		6.500%, 06/01/19	117,837
60,000		5.125%, 01/15/23*	59,963

			177,800

		Financials (0.3%)
70,000		Neuberger Berman Group LLC* 5.875%, 03/15/22	74,287

		Health Care (0.2%)
65,000		Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19	69,672

		Industrials (0.2%)
59,000		Actuant Corp. 5.625%, 06/15/22	61,507

		Information Technology (0.6%)
75,000		Anixter, Inc. 5.625%, 05/01/19	80,063
75,000		Brocade Communications Systems, Inc.* 4.625%, 01/15/23	73,078

			153,141

		TOTAL CORPORATE BONDS	1,079,998

Sovereign Bond (0.4%)
650,000	NOK	Kingdom of Norway 5.000%, 05/15/15	120,021

NUMBER OF CONTRACTS			VALUE
Purchased Options (0.9%) #
		Consumer Discretionary (0.2%)
40		Gap, Inc. Call, 01/17/15, Strike $35.00	21,200
50		Las Vegas Sands Corp. Call, 01/17/15, Strike $55.00	47,625

			68,825

		Energy (0.3%)
70		Chesapeake Energy Corp. Call, 01/17/15, Strike $20.00	27,650
		Continental Resources, Inc.
20		Call, 01/17/15, Strike $95.00	23,800
20		Call, 01/17/15, Strike $90.00	27,900

			79,350

		Information Technology (0.4%)
4		Google, Inc. Call, 01/17/15, Strike $750.00	49,820

NUMBER OF CONTRACTS		VALUE

15	Salesforce.com, Inc. Call, 01/18/14, Strike $155.00	$53,175

		102,995

	TOTAL PURCHASED OPTIONS	251,170

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $1,402,253)	1,451,189

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (8.9%)
	Energy (2.2%)
2,156	Apache Corp. 6.000%	96,028
485	Chesapeake Energy Corp.* 5.750%	496,175

		592,203

	Financials (3.3%)
4,900	Affiliated Managers Group, Inc. 5.150%	256,944
1,000	Fifth Third Bancorp 8.500%	143,350
2,800	MetLife, Inc. 5.000%	138,320
270	Wells Fargo & Company 7.500%	347,962

		886,576

	Industrials (2.6%)
11,900	United Technologies Corp. 7.500%	712,215

	Utilities (0.8%)
4,000	NextEra Energy, Inc. 5.889%	218,200

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,211,008)	2,409,194

COMMON STOCKS (48.7%)
	Consumer Discretionary (2.1%)
2,100	Amazon.com, Inc.#~	559,629

	Consumer Staples (5.6%)
21,500	Coca-Cola Company~	869,460
6,250	Companhia de Bebidas das Americas	264,562
2,125	Costco Wholesale Corp.	225,484
3,000	Walgreen Company	143,040

		1,502,546

	Energy (4.5%)
2,100	EOG Resources, Inc.	268,947
2,900	National Oilwell Varco, Inc.	205,175
3,100	Occidental Petroleum Corp.	242,947
6,800	Schlumberger, Ltd.	509,252

		1,226,321

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2013 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Financials (5.9%)
2,500		Franklin Resources, Inc.	$377,025
915		Goldman Sachs Group, Inc.	134,642
6,500		JPMorgan Chase & Company	308,490
7,500		T. Rowe Price Group, Inc.	561,525
5,800		Wells Fargo & Company	214,542

			1,596,224

		Health Care (5.2%)
6,900		Johnson & Johnson~	562,557
11,250		Merck & Company, Inc.	497,587
2,200	DKK	Novo Nordisk, A/S - Class B	354,601

			1,414,745

		Industrials (3.6%)
2,500		Caterpillar, Inc.	217,425
5,000		Dover Corp.	364,400
6,150		Eaton Corp.	376,688

			958,513

		Information Technology (20.3%)
7,250		Accenture, PLC - Class A	550,782
1,530		Apple, Inc.	677,224
17,000		Cisco Systems, Inc.	355,470
4,000		Cognizant Technology Solutions Corp. - Class A#	306,440
10,235		eBay, Inc.#~	554,942
520		MasterCard, Inc. - Class A	281,388
27,400		Oracle Corp.	886,116
12,500		QUALCOMM, Inc.	836,875
220	KRW	Samsung Electronics Company, Ltd.	299,867
3,300		SAP, AG	265,782
8,000		Symantec Corp.#	197,440
4,430		Teradata Corp.#	259,199

			5,471,525

		Materials (1.5%)
25,750		Yamana Gold, Inc.	395,263

		TOTAL COMMON STOCKS (Cost $10,185,931)	13,124,766

SHORT TERM INVESTMENT (3.0%)
799,329		Fidelity Prime Money Market Fund - Institutional Class (Cost $799,329)	799,329

TOTAL INVESTMENTS (99.8%) (Cost $23,286,932)			26,907,100

OTHER ASSETS, LESS LIABILITIES (0.2%)			43,748

NET ASSETS (100.0%)			$26,950,848

NUMBER OF CONTRACTS			VALUE
WRITTEN OPTIONS (-0.2%) #
		Consumer Discretionary (0.0%)
10		Amazon.com, Inc. Call, 05/18/13, Strike $280.00	(7,025)

NUMBER OF CONTRACTS		VALUE

	Information Technology (-0.2%)
80	Symantec Corp. Call, 04/20/13, Strike $ 20.00	$(37,800)

	TOTAL WRITTEN OPTIONS (Premium $17,912)	(44,825)

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Goldman Sachs Capital Markets LP	Brazilian Real	04/18/13	125,000	$61,747	$350
Northern Trust Company	Brazilian Real	04/18/13	685,000	338,371	(5,216)
Citibank N.A.	British Pound Sterling	04/18/13	5,000	7,597	252
Northern Trust Company	British Pound Sterling	04/18/13	86,000	130,662	8,067
Northern Trust Company	Canadian Dollar	04/18/13	518,000	509,733	15,718
Goldman Sachs Capital Markets LP	Danish Krone	04/18/13	2,016,000	346,679	14,502
Northern Trust Company	Danish Krone	04/18/13	383,000	65,862	2,328
Citibank N.A.	European Monetary Unit	04/18/13	143,000	183,323	7,739
Northern Trust Company	European Monetary Unit	04/18/13	706,000	905,075	38,727
UBS AG	New Zealand Dollar	04/18/13	329,000	274,999	(1,216)
Northern Trust Company	Norwegian Krone	04/18/13	1,411,000	241,436	12,547
Citibank N.A.	South Korean Won	04/18/13	287,232,000	257,921	13,233
JPMorgan Chase Bank	South Korean Won	04/18/13	24,244,000	21,770	534
Citibank N.A.	Swedish Krona	04/18/13	2,631,000	403,608	2,243

					$109,808

Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Citibank N.A.	Brazilian Real	04/18/13	290,000	$143,252	$(2,969)
Goldman Sachs Capital Markets LP	Brazilian Real	04/18/13	23,000	11,361	(166)
Barclays Bank PLC	Canadian Dollar	04/18/13	107,000	105,292	1,121
UBS AG	Canadian Dollar	04/18/13	411,000	404,441	(6,566)
Citibank N.A.	Danish Krone	04/18/13	261,000	44,883	(1,830)
UBS AG	Danish Krone	04/18/13	135,000	23,215	(256)
Barclays Bank PLC	New Zealand Dollar	04/18/13	155,000	129,559	388
Citibank N.A.	New Zealand Dollar	04/18/13	174,000	145,440	(1,406)
Northern Trust Company	Swedish Krona	04/18/13	2,631,000	403,608	(5,778)

					$(17,462)

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS MARCH 31, 2013 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At March 31, 2013, the value of 144A securities that could not be exchanged to the registered form is $1,980,876 or 7.3% of net assets.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at March 31, 2013.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $643,046.

FOREIGN CURRENCY ABBREVIATIONS

DKK	Danish Krone
EUR	European Monetary Unit
KRW	South Korean Won
NOK	Norwegian Krone
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), and commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of March 31, 2013.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of March 31, 2013, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of March 31, 2013. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows:

Cost basis of investments	$23,205,765

Gross unrealized appreciation	4,270,512
Gross unrealized depreciation	(569,177)

Net unrealized appreciation (depreciation)	$3,701,335

NOTE 3 — SYNTHETIC CONVERTIBLE SECURITIES

The Portfolio may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Portfolio may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 4 — FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Convertible Bonds	$—	$9,122,622	$—	$9,122,622
Synthetic Convertible Securities (Corporate Bonds)		1,079,998		1,079,998
Synthetic Convertible Securities (Sovereign Bond)		120,021		120,021
Synthetic Convertible Securities (Purchased Options)	251,170			251,170
Convertible Preferred Stocks	1,656,075	753,119		2,409,194
Common Stocks	12,470,298	654,468		13,124,766
Short Term Investment	799,329			799,329
Forward Foreign Currency Contracts		132,211		132,211

Total	$15,176,872	$11,862,439	$—	$27,039,311

Liabilities
Written Options	$44,825	$—	$—	$44,825
Forward Foreign Currency Contracts		39,865		39,865

Total	$44,825	$39,865	$—	$84,690

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	May 6, 2013

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	May 6, 2013